Private Placement (Details) - NorthView Acquisition Corp [Member] - Private Placement Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Private Placement [Line Items]
Warrants issued	7,347,500	7,347,500
Price per warrant (in Dollars per share)	$ 1	$ 1
Generating proceeds of private placement (in Dollars)	$ 7,347,500	$ 7,347,500
Sponsor [Member]
Private Placement [Line Items]
Warrants issued	5,162,500	5,162,500
I-Bankers and Dawson James [Member]
Private Placement [Line Items]
Warrants issued	2,185,000	2,185,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Warrants issued	697,500	697,500